Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Auditors' Remuneration

	2023	2022	2021
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	9.700	9.816	10.642
Audit of the accounts of subsidiaries, joint ventures and associates	0.551	0.605	1.234
Audit-related assurance services required by legislation to be provided by the auditor	1.808	1.933	1.770
Other assurance and agreed-upon procedures under legislation or contractual arrangements	1.991	7.938	1.867

Total assurance services	14.050	20.292	15.513

Fees payable to the Group’s auditors for non-assurance services
Other services	0.180	–	–

Total other services	0.180	–	–

Total fees	14.230	20.292	15.513